Shareholders' Equity (Details) - Schedule of Stock Option and RSU Transactions - CAD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Option and RSU Transactions [Line Items]
Total Stock-based Compensation, Outstanding at beginning	$ 4,655	$ 8,697
Total Stock-based Compensation, Outstanding at ending	6,271	4,655
Total Stock-based Compensation, Granted		187
Total Stock-based Compensation, Exercised option or vested RSU	(111)	(7,146)
Total Stock-based Compensation, Expired		(34)
Total Stock-based Compensation, Amortized value of stock-based compensation	$ 1,727	$ 2,951
Options [Member]
Stock Option and RSU Transactions [Line Items]
Number of Options, Outstanding at beginning (in Shares)	477,500	1,023,334
Weighted Average Exercise Price, Outstanding at beginning (in Dollars per share)	$ 15.85	$ 14.61
Amortized Value of options, Outstanding at beginning	$ 4,117	$ 8,125
Number of Options, Outstanding at ending (in Shares)	477,500	477,500
Weighted Average Exercise Price, Outstanding at ending (in Dollars per share)	$ 15.85	$ 15.85
Amortized Value of options, Outstanding at ending	$ 4,117	$ 4,117
Number of Options, Exercisable (in Shares)	477,500	477,500
Number of Options, Granted (in Shares)
Weighted Average Exercise Price, Granted (in Dollars per share)
Amortized Value of options, Granted
Number of Options, Exercised option or vested RSU (in Shares)		(540,834)
Weighted Average Exercise Price, Exercised option or vested RSU (in Dollars per share)		$ 13.54
Amortized Value of options, Exercised option or vested RSU		$ (3,974)
Number of Options, Expired (in Shares)		(5,000)
Weighted Average Exercise Price, Expired (in Dollars per share)		$ 13.14
Amortized Value of options, Expired		$ (34)
Number of Options, Amortized value of stock-based compensation (in Shares)
Weighted Average Exercise Price, Amortized value of stock-based compensation (in Dollars per share)
Amortized Value of options, Amortized value of stock-based compensation
RSUs [Member]
Stock Option and RSU Transactions [Line Items]
Number of Options, Outstanding at beginning (in Shares)	345,266	173,800
Amortized Value of options, Outstanding at beginning	$ 538	$ 572
Number of Options, Outstanding at ending (in Shares)	360,266	345,266
Amortized Value of options, Outstanding at ending	$ 2,154	$ 538
Number of Options, Granted (in Shares)	20,000	320,266
Amortized Value of options, Granted		$ 187
Number of Options, Exercised option or vested RSU (in Shares)	(5,000)	(148,800)
Amortized Value of options, Exercised option or vested RSU	$ (111)	$ (3,172)
Number of Options, Expired (in Shares)
Amortized Value of options, Expired
Number of Options, Amortized value of stock-based compensation (in Shares)
Amortized Value of options, Amortized value of stock-based compensation	$ 1,727	$ 2,951